Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 30, 2017 shares	Dec. 31, 2019 CNY (¥) Installment shares	Dec. 31, 2019 USD ($) Installment shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 281,744		¥ 226,695	¥ 40,108
Share-based compensation arrangement by share-based payment award, granted | shares				6,138,353	11,737,705
Share based compensation arrangement by share based payment award option Forfeitures | shares		257,750	257,750	75,000	18,000
Share based compensation		¥ 281,744	$ 40,470	¥ 226,695	¥ 40,108
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		176,778		¥ 69,620	0
Unrecognized compensation expense		¥ 412,186
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 1 month 28 days
Share-based compensation arrangement by share-based payment award, granted | shares		2,908,370	2,908,370	4,183,685
Share based compensation		¥ 0		¥ 1,076	0
Restricted Stock Units One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 years	24 years
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Restricted Stock Units One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 years	24 years
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		48 years	48 years
Number of equal vesting installments | Installment		4	4
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation in general and administrative expenses		¥ 6,746		¥ 20,980	¥ 0
Non Employee Options [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares				10,000
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares				28,394,117	17,647,058
Allocated share-based compensation expense		279,748		¥ 220,862	¥ 19,473
Unrecognized compensation expense		¥ 74,614
Weighted average period over which unrecognized compensation expense is expected to be recognized		10 months 28 days	10 months 28 days
Share-based compensation arrangement by share-based payment award, expiration period		10 years	10 years
Share based compensation arrangement by share based payment award accelerated compensation cost		¥ 1,869
Share based compensation arrangement by share based payment award option Forfeitures | shares				262,503
Huya 2017 Share Incentive Plan [Member] | Grant vesting attribution Method [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 102,970		¥ 151,242	¥ 19,473
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate		50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		48 months	48 months
Number of equal vesting installments | Installment		4	4
Huya 2017 Share Incentive Plan [Member] | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		24 months	24 months
Number of equal vesting installments | Installment		4	4
Huya 2017 Share Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares				5,918,353	11,737,705
Huya 2017 Share Incentive Plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares				220,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 0			¥ 10,170
Share-based compensation arrangement by share-based payment award, granted | shares	559,039
JOYY Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		¥ 1,996		¥ 5,833	¥ 10,465